CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	¥ 6,018,043	$ 860,569	¥ 2,648,764
Restricted cash	99,194	14,185	81,337
Accounts receivable, net of allowance for credit losses of RMB57,612 and RMB99,422 (US$14,217) as of December 31, 2024 and 2025, respectively	1,740,472	248,884	1,468,663
Short-term investments	0	0	90,422
Prepayments and other assets	2,592,314	370,695	2,233,074
Amounts due from related parties	¥ 573,396	$ 81,995	¥ 318,526
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties	Related parties
Total current assets	¥ 11,023,419	$ 1,576,328	¥ 6,840,786
Non-current assets:
Property and equipment, net	10,094,870	1,443,547	4,630,052
Intangible assets, net	532,769	76,185	694,880
Goodwill	4,605,724	658,610	4,605,724
Prepayments and other assets	139,836	19,996	449,983
Equity investments	234,166	33,485	234,182
Operating lease right-of-use assets	98,405	14,072	137,047
Total non-current assets	15,705,770	2,245,895	10,751,868
Total assets	26,729,189	3,822,223	17,592,654
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB1,646,804 and RMB1,710,737 (US$234,370) as of December 31, 2023 and 2024, respectively)	2,014,453	288,063	1,877,004
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB1,490,594 and RMB1,986,957 (US$284,131) as of December 31, 2024 and 2025, respectively)	3,222,429	460,801	3,341,990
Short-term borrowings (including short-term borrowings of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB1,110,896 and RMB2,166,265 (US$296,777) as of December 31, 2023 and 2024, respectively)	3,348,279	478,798	2,225,765
Income tax payable (including income tax payable of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB nil and RMB nil (US$ nil) as of December 31, 2023 and 2024, respectively)	73,310	10,483	69,219
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB902,154 and RMB1,504,654 (US$206,137) as of December 31, 2023 and 2024, respectively)	¥ 721,932	$ 103,235	¥ 1,584,199
Other Liability, Current, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties	Related parties
Current operating lease liabilities (including current operating lease liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB63,830 and RMB40,329 (US$5,525) as of December 31, 2023 and 2024, respectively)	¥ 40,941	$ 5,854	¥ 61,258
Total current liabilities	9,421,344	1,347,234	9,159,435
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB100,000 and RMB1,660,584 (US$227,499) as of December 31, 2023 and 2024, respectively)	3,023,538	432,360	1,660,584
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB nil and RMB nil (US$ nil) as of December 31, 2023 and 2024, respectively)	61,914	8,854	101,677
Non-current operating lease liabilities (including non-current operating lease liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB64,466 and RMB49,352 (US$6,761) as of December 31, 2023 and 2024, respectively)	51,139	7,313	65,755
Total non-current liabilities	7,994,811	1,143,244	2,927,899
Total liabilities	17,416,155	2,490,478	12,087,334
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.001 per share; 40,000,000,000 and 40,000,000,000 shares authorized, 3,805,284,801 and 4,531,784,801 shares issued, 3,687,690,772 and 4,479,857,667 shares outstanding as of December 31, 2023 and 2024, respectively)	30,888	4,417	25,689
Treasury shares	(31,068)	(4,443)	(105,478)
Additional paid-in capital	24,073,006	3,442,394	18,940,885
Statutory reserves funds	51,661	7,387	32,001
Accumulated deficit	(15,247,868)	(2,180,416)	(14,291,957)
Accumulated other comprehensive income	440,407	62,977	566,900
Total Kingsoft Cloud Holdings Limited shareholders' equity	9,317,026	1,332,316	5,168,040
Non-controlling interests	(3,992)	(571)	337,280
Total equity	9,313,034	1,331,745	5,505,320	$ 5,505,320
Total liabilities, non-controlling interests and shareholders' equity	26,729,189	3,822,223	17,592,654
Related parties
Current liabilities:
Short-term borrowings (including short-term borrowings of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB1,110,896 and RMB2,166,265 (US$296,777) as of December 31, 2023 and 2024, respectively)	265,666	37,990	1,509,522
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB100,000 and RMB1,660,584 (US$227,499) as of December 31, 2023 and 2024, respectively)	294,127	42,060	309,612
Other liabilities	2,212,325	316,358	309,612
Non-related parties
Non-current liabilities:
Other liabilities	¥ 2,645,895	$ 378,359	¥ 790,271